BUSINESS COMBINATIONS (Details 8) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill	$ 9,161,486	$ 3,517,315	$ 3,517,315
Genesys acquisition [Member]
Accounts receivable		768,005
Customer contracts		183,107
License		1,726,965
Goodwill		6,517,315
Accounts payable		(532,292)
Deferred revenue		(63,100)
Total Purchase Price		$ 8,600,000